Income Tax Provision (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards expire date	Dec. 31, 2037
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 15.4	$ 15.4
State [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 6.8	$ 6.8